SEGMENT REPORTING (Tables)	6 Months Ended
Mar. 31, 2024
SEGMENT REPORTING
Schedule of segment information

	For the six months ended March 31, 2024
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$10,755,535	$159,199	$1,647,865	$12,562,599
Cost of revenue	9,501,675	104,591	1,542,311	11,148,577
Gross profit	$1,253,860	$54,608	$105,554	$1,414,022
Depreciation and amortization	$444,832	$22,857	$87,083	$554,772
Capital expenditures	$685,827	$23,771	$76,949	$786,547

	For six months ended March 31, 2023
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$18,521,112	$752,672	$9,889,832	$29,163,616
Cost of revenue	16,622,793	365,813	9,880,264	26,868,870
Gross profit	$1,898,319	$386,859	$9,568	$2,294,746
Depreciation and amortization	$452,036	$22,123	$97,282	$571,441
Capital expenditures	$2,570,090	$28,098	$3,933	$2,602,121

	For the six months ended March 31, 2022
	Oxytetracycline
	& Licorice		Heparin
	products and		products and
	TCMD	Fertilizer	Sausage casing	Total
Revenue	$20,150,899	$677,274	$11,258,349	$32,086,522
Cost of revenue	17,531,280	537,227	10,515,524	28,584,031
Gross profit	$2,619,619	$140,047	$742,825	$3,502,491
Depreciation and amortization	$473,219	$23,597	$45,398	$542,214
Capital expenditures	$1,678,558	$18,520	$51,351	$1,748,429

	March 31,	September 30,
	2024	2023
Total Assets
Oxytetracycline & Licorice products and TCMD	$37,965,308	$38,382,322
Fertilizer	$2,948,492	$3,291,960
Heparin products and Sausage casing	$8,938,570	$9,583,712
Total	$49,852,370	$51,257,994